Financial instruments - fair values and risk management - Sensitivity analysis (Details) - Currency risk - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Strengthening of USD by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (3,938,000)	$ (1,749)
Weakening of USD by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 3,938,000	$ 1,749
Euro
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(3,642,000)	(1,410,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	3,642,000	1,410,000
Russian Ruble
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(296,000)	(339,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 296,000	$ 339,000